Employee Benefit Plans and Postretirement Benefits (Details 9)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans [Member]
Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNH's postretirement health and life insurance plans
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.51%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2017	2017
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.50%
Canadian Plan [Member]
Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNH's postretirement health and life insurance plans
Weighted-average, assumed initial healthcare cost trend rate	7.50%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2018	2018	2018
Weighted-average, assumed initial healthcare cost trend rate	8.00%	8.50%	9.00%